Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)		Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016		$ 15,598	$ 14,942,601	$ (15,452,626)	$ (494,427)
Balance, shares at Dec. 31, 2016		155,979,297
Common stock issued for related party debt		$ 252	251,353		251,605
Common stock issued for related party debt, shares		2,516,050
Common stock issued for accrued compensation		$ 381	380,121		380,502
Common stock issued for accrued compensation, shares		3,805,017
Common stock issued for services		$ 3	2,497		2,500
Common stock issued for services, shares		25,000
Net loss				(662,297)	(662,297)
Balance at Dec. 31, 2017		$ 16,234	15,576,572	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		162,325,364
Net loss				(126,630)
Balance at Mar. 31, 2018		$ 16,234	15,576,572	(16,241,553)	(648,747)
Balance, shares at Mar. 31, 2018		162,325,364
Balance at Dec. 31, 2017		$ 16,234	15,576,572	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		162,325,364
Warrants issued as non-cash interest					(7,660)
Net loss	[1]				(446,967)
Balance at Jun. 30, 2018		$ 16,237	15,644,225	(16,561,890)	(901,428)
Balance, shares at Jun. 30, 2018		162,350,364
Balance at Dec. 31, 2017		$ 16,234	15,576,572	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		162,325,364
Common stock issued for services		$ 3	3,747		3,750
Common stock issued for services, shares		25,000
Warrants issued as non-cash interest			7,660		7,660
Option expense for officers			182,213		182,213
Net loss				(1,393,544)	(1,393,544)
Balance at Dec. 31, 2018		$ 16,237	15,770,192	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		162,350,364
Balance at Mar. 31, 2018		$ 16,234	15,576,572	(16,241,553)	(648,747)
Balance, shares at Mar. 31, 2018		162,325,364
Common stock issued for services		$ 3	3,747		3,750
Common stock issued for services, shares		25,000
Warrants issued as non-cash interest			7,660		7,660
Option expense for officers			56,246		56,246
Net loss				(320,337)	(320,337)	[2]
Balance at Jun. 30, 2018		$ 16,237	15,644,225	(16,561,890)	(901,428)
Balance, shares at Jun. 30, 2018		162,350,364
Balance at Dec. 31, 2018		$ 16,237	15,770,192	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		162,350,364
Stock based compensation			66,262		66,262
Net loss				(406,945)
Balance at Mar. 31, 2019		$ 16,237	15,836,454	(17,915,412)	(2,062,721)
Balance, shares at Mar. 31, 2019		162,350,364
Balance at Dec. 31, 2018		$ 16,237	15,770,192	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		162,350,364
Warrants issued as non-cash interest
Net loss					(879,783)
Balance at Jun. 30, 2019		$ 16,237	15,902,717	(18,388,250)	(2,469,296)
Balance, shares at Jun. 30, 2019		162,350,364
Balance at Mar. 31, 2019		$ 16,237	15,836,454	(17,915,412)	(2,062,721)
Balance, shares at Mar. 31, 2019		162,350,364
Stock based compensation			66,263		66,263
Net loss				(472,838)	(472,838)
Balance at Jun. 30, 2019		$ 16,237	$ 15,902,717	$ (18,388,250)	$ (2,469,296)
Balance, shares at Jun. 30, 2019		162,350,364

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from April 1, 2018 through June 30, 2018 and (b) of the net assets acquired from Excel Corporation (the "Predecessor") from April 9, 2018 through June 30, 2018 as disclosed in Note 1.